Federal Income Tax	12 Months Ended
Dec. 31, 2014
Federal Income Tax
Federal Income Tax

Note 10 - Federal Income Tax

Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed.

The Company and the Bank file a consolidated Federal income tax return. The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31,
	2014	2013

Current provision	$—	$—
Deferred benefit	807	(57)
Change in valuation allowance	(807)	57

Total	$—	$—

A reconciliation of the federal income tax expense and the amount computed by applying the statutory federal income tax rate (34 percent) to income before federal income tax is as follows:

	Year Ended December 31,
	2014	2013

Tax expense at statutory rate	$765	$19
Increase (decrease) from:
Change in valuation allowance, including bargain purchase gain	(807)	57
Tax-exempt interest	(52)	(52)
Other	94	(24)

Total income tax expense	$—	$—

The net deferred tax asset was comprised of the following temporary differences:

	December 31,
	2014	2013
Deferred tax assets:
Acquired loans	$565	$—
Other real estate owned	202	92
Non-accrual loan interest	155	49
Directors’ benefit plan	251	272
Net operating loss carryforward	4,177	3,684
Investment in subsidiary	—	784
Net deferred loan origination fees	89	101
Unrealized loss on available-for-sale securities	—	83
Other	90	246

Total deferred tax assets	5,529	5,311

Less: valuation allowance	3,090	3,223

Deferred tax liabilities:
Allowance for loan losses	306	322
Mortgage servicing rights	242	292
Partnership losses	132	124
Unrealized gain on available-for-sale securities	222	—
Depreciation	115	344
Core deposit intangible	437	—
Other	134	207

Total deferred tax liabilities	1,588	1,289

Net deferred tax asset	$851	$799

The Company has net operating loss carryforwards of approximately $12.3 million generated from December 31, 2007 through December 31, 2014 that are available to reduce total taxable income through the years ending December 31, 2033.

For tax years beginning prior to January 1, 1996, a qualified thrift institution was allowed a bad debt deduction for tax purposes based on a percentage of taxable income or on actual experience. The Bank used the percentage of taxable income method through December 31, 1995.

A deferred tax liability has not been recognized for the tax bad debt base year reserves of the Bank. The base year reserves are the balance of reserves as of December 31, 1987. At December 31, 2014 and 2013, the amount of those reserves was approximately $60. The amount of the unrecognized deferred tax liability at December 31, 2014 and 2013 was approximately $20.